Real Estate And Other Assets Owned:	12 Months Ended
Dec. 31, 2011
Real Estate And Other Assets Owned [Abstract]
Real Estate And Other Assets Owned:
(14)	Real Estate and Other Assets Owned:

The Company's real estate and other assets owned balances at December 31, 2011, and December 31, 2010, represent properties and personal collateral acquired by the Bank through customer loan defaults. The property is recorded at the lower of cost or fair value less estimated cost of to sell at the date acquired with any loss recognized as a charge off through the allowance for loan loss account. Additional real estate and other asset losses may be determined on individual properties at specific intervals or at the time of disposal. Additional losses are recognized as a non-interest expense. For the years ended December 31, 2011, and December 31, 2010, the composition of the Company's balance in both real estate and other assets owned are as follows:

	December 31,
	2011	2010
One-to-four family mortgages	$480	534
Multi-family	905	7,266
Construction	465	624
Land	248	482
Non-residential real estate	160	900
Consumer assets owned by bank	9	6

Total other assets owned	$2,267	9,812